Post balance sheet events	6 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Post balance sheet events	Post balance sheet events
On 16 January 2024, Diageo agreed with Combs Wine and Spirits LLC to purchase the 50% of the share capital of DeLeon
Holdco LLC that Diageo North America, Inc did not already own, for a total consideration of approximately $200 million. In connection with this acquisition, the previously outstanding disputes between the shareholders were resolved and Diageo is now the 100% owner of the DeLeón brand.